Cover	Oct. 07, 2026
Document Information Line Items
Entity Registrant Name	PINE TREE ACQUISITION CORP.
Entity Central Index Key	0002076561
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 07, 2026
Entity Ex Transition Period	false
Entity Incorporation State Country Code	E9
Entity File Number	001-43499
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6538
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	345
Local Phone Number	623-2740
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Class One [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	PAXGU
Security Exchange Name	NASDAQ
Class Two [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	PAXG
Security Exchange Name	NASDAQ
Class Three [Member]
Document Information Line Items
Security 12b Title	Rights, each entitling the holder to three-fourths of one Class A ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	PAXGR
Security Exchange Name	NASDAQ